DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION	12 Months Ended
Dec. 31, 2020
Disclosure of new standards in the period prior to their adoption [Abstract]
DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION
NOTE 4:-	DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION

a.	Amendment to IAS 16, "Property, Plant and Equipment":

In May 2020, the IASB issued an amendment to IAS 16, "Property, Plant and Equipment" ("the IAS 16 Amendment"). The Amendment prohibits a company from deducting from the cost of property, plant and equipment ("PP&E") consideration received from the sales of items produced while the company is preparing the asset for its intended use. Instead, the company should recognize such consideration and related costs in profit or loss.

The Amendment is effective for annual reporting periods beginning on or after January 1, 2022, with earlier application permitted. The Amendment is to be applied retrospectively, but only to items of PP&E made available for use on or after the beginning of the earliest period presented in the financial statements in which the company first applies the Amendment. The company should recognize the cumulative effect of initially applying the Amendment as an adjustment to the opening balance of retained earnings at the beginning of the earliest period presented.

The Company estimates that the application of the Amendment is not expected to have a material impact on the financial statements.

b.	Amendment to IAS 37, "Provisions, Contingent Liabilities and Contingent Assets":

In May 2020, the IASB issued an amendment to IAS 37, regarding which costs a company should include when assessing whether a contract is onerous ("the IAS 37 Amendment"). According to the Amendment, costs of fulfilling a contract include both the incremental costs (for example, raw materials and direct labor) and an allocation of other costs that relate directly to fulfilling a contract (for example, depreciation of an item of property, plant and equipment used in fulfilling the contract).

The Amendment is effective for annual periods beginning on or after January 1, 2022 and applies to contracts for which all obligations in respect thereof have not yet been fulfilled as of January 1, 2022. Early application is permitted.

The Company estimates that the application of the Amendment is not expected to have a material impact on the financial statements.

c.	Annual improvements to IFRSs 2018-2020:

In May 2020, the IASB issued certain amendments in the context of the Annual Improvements to IFRSs 2018-2020 Cycle. The main amendment is to IFRS 9, "Financial Instruments" ("the IFRS 9 Amendment"). The Amendment clarifies which fees a company should include in the "10% test" described in paragraph B3.3.6 of IFRS 9 when assessing whether the terms of a debt instrument that has been modified or exchanged are substantially different from the terms of the original debt instrument.

The Amendment is effective for annual periods beginning on or after January 1, 2022. Early application is permitted. The Amendment is to be applied to debt instruments that are modified or exchanged commencing from the year in which the Amendment is first applied.